Stock-based Compensation (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Class P Unit Activities
A summary of the Class P Unit activity for the nine months ended September 30, 2024 is as follows:

Number of Units
Outstanding Class P Units, December 31, 2023	14,804,507
Cancellations	(775)
Exchanged for Class A Common Stock	(125,000)
Outstanding, Class P Units, September 30, 2024	14,678,732
Vested, September 30, 2024	14,659,364

A summary of the Class P Unit activity for the periods presented is as follows:

Number of Units
Outstanding Class P Units, December 31, 2022	15,125,429
Cancellations	(75,922)
Exchanged for Class A Common Stock	(245,000)
Outstanding Class P Units, December 31, 2023	14,804,507
Vested, December 31, 2023	14,723,936

Schedule of Restricted Stock Units Activity
A summary of the restricted stock unit (“RSU”) activity for the nine months ended September 30, 2024 is as follows:

	Number of RSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2023	7,683,598	$2.96
Granted	906,232	$1.03
Vested	(2,897,408)	$2.97
Forfeited	(1,328,501)	$2.87
Non-vested at September 30, 2024	4,363,921	$2.57

A summary of the restricted stock unit (“RSU”) activity for the year ended December 31, 2023 is as follows:

	Number of RSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2022	6,269,868	$7.07
Granted	6,634,013	1.03
Vested	(2,245,844)	6.66
Cancelled/Forfeited/Expired	(2,974,439)	4.53
Non-vested at December 31, 2023	7,683,598	$2.96

Schedule of Performance Shares Activity	The fair value is equal to the market price of the Company’s common stock on the date of grant.

	Number of PRSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2023	234,375	$6.40
Granted	0	$—
Vested	(58,594)	$6.40
Forfeited	(175,781)	$6.40
Non-vested at September 30, 2024	—	$—

A summary of the PRSU activity for the year ended December 31, 2023 is as follows:

	Number of PRSUs	Weighted-average Grant Date Fair Value
Non-vested at December 31, 2022	859,375	6.40
Granted	—	—
Vested	—	—
Cancelled/Forfeited/Expired	(625,000)	6.40
Non-vested at December 31, 2023	234,375	6.40

Schedule of Stock-based Payment Arrangement
The Company recorded stock-based compensation cost related to the Class P Units, RSUs and PRSUs in the following expense categories on the accompanying condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Sales and marketing	$351	$587	$1,116	$2,180
Product development	985	944	2,811	3,226
General and administrative	265	766	3,245	4,983
Total stock-based compensation expense	1,601	2,297	7,172	10,389
Amount capitalized to software development	216	365	829	959
Total stock-based compensation cost	$1,817	$2,662	$8,001	$11,348

The Company recorded stock-based compensation cost related to the Class P Units, RSUs and PRSUs in the following expense categories on the consolidated statements of operations (in thousands):

	Years Ended December 31,
	2023	2022	2021
Sales and marketing	$2,706	$6,358	$6,021
Product development	4,170	5,260	5,103
General and administrative	6,639	11,875	18,200
Total stock-based compensation expense	13,515	23,493	29,324
Amount capitalized to software development	1,386	1,667	1,099
Total stock-based compensation cost	$14,901	$25,160	30,423